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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6738

                  Van Kampen Ohio Value Municipal Income Trust
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               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
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               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
             1221 Avenue of the Americas, New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/04



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Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN OHIO VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS JULY 31, 2004


PAR
Amount
(000)    Description                                                                 Coupon         Maturity             Value

         MUNICIPAL BONDS    157.8%
         OHIO    146.2%
$  400   Akron Bath Copley, OH Jt Twp Hosp Fac Summa Hosp Ser A                       5.375%        11/15/18          $   391,768
 1,000   Akron, OH Ctf Part Akron Muni Baseball Stad Proj                             6.900         12/01/16            1,075,460
   845   Beavercreek, OH Cap Apprec (MBIA Insd)                                           *         02/01/21              371,935
   880   Cleveland Cuyahoga Cnty, OH Port Auth Rev Dev Port Cleveland Bd Fd
         Ser A (LOC: Fifth Third Bank)                                                6.250         05/15/16              892,663
 1,000   Cuyahoga Cnty, OH Multi-Family Rev Hsg Dalebridge Apts (AMT)
         (GNMA Collateralized)                                                        6.500         10/20/20            1,035,150
   400   Cuyahoga Cnty, OH Multi-Family Rev Hsg Wtr Str Assoc (AMT)
         (GNMA Collateralized)                                                        6.150         12/20/26              422,404
 1,000   Dayton, OH Arpt Rev Rfdg (AMT) (Radian Insd)                                 5.350         12/01/32              992,280
 1,225   Fairfield, OH City Sch Dist (Prerefunded @ 12/01/05) (FGIC Insd)             7.200         12/01/12            1,350,011
 1,000   Franklin Cnty, OH Rev Mtg Seton Square North Proj (FHA Gtd)                  6.150         10/01/18            1,027,790
 1,000   Garfield Heights, OH City Sch Dist Sch Impt (FSA Insd)                       5.000         12/15/22            1,033,600
 1,000   Greene Cnty, OH Swr Sys Rev Govt Enterprise (AMBAC Insd)                     5.625         12/01/25            1,071,580
 2,145   Groveport, OH Inc Tax Rcpt (MBIA Insd)                                       5.000         12/01/20            2,230,071
 2,025   Hamilton Cnty, OH Sales Tax Sub Ser B Cap Apprec (AMBAC Insd)                    *         12/01/23              754,717
   595   Lake Loc Sch Dist OH Wood Cap Apprec (MBIA Insd)                                 *         12/01/12              423,938
 1,000   Lakota, OH Loc Sch Dist (AMBAC Insd)                                         7.000         12/01/09            1,183,640
   900   Logan Cnty, OH (Prerefunded @ 12/01/04)                                      6.250         12/01/14              932,841
 1,000   Lorain Cnty, OH Hosp Rev Catholic Hlthcare                                   5.375         10/01/30            1,003,860
 1,000   Lorain Cnty, OH Hosp Rev Catholic Hlthcare Part Ser B (MBIA Insd)            5.625         09/01/15            1,094,570
 1,000   Lorain Cnty, OH Hosp Rev EMH Regl Med Ctr Rfdg (AMBAC Insd)                  7.750         11/01/13            1,091,020
 1,000   Mahoning Cnty, OH Hosp Fac Forum Hlth Oblig Group Ser A                      6.000         11/15/32            1,038,480
   385   Marion Cnty, OH Hosp Impt Rev Cmnty Hosp Rfdg                                6.375         05/15/11              404,242
 1,030   Marysville, OH Exmp Vlg Sch Dist Rfdg (MBIA Insd)                            5.250         12/01/16            1,114,079
 1,000   Miami Cnty, OH Hosp Fac Rev Impt Upper Vly Med Ctr Ser C Rfdg                6.250         05/15/13            1,042,750
 1,000   Miami Univ OH Rfdg (AMBAC Insd)                                              5.000         12/01/22            1,033,470
 1,000   Montgomery Cnty, OH Hosp Rev Grandview Hosp & Med Ctr Rfdg
         (Prerefunded @ 12/01/09)                                                     5.600         12/01/11            1,123,140

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
 2,000   Montgomery Cnty, OH Rev Catholic Hlth Initiatives                            6.000         12/01/26            2,138,240
 1,000   Ohio Hsg Fin Agy Single Family Mtg Rev (Prerefunded @ 01/15/14)
         (FGIC Insd)                                                                      *         01/15/15              595,100
 1,000   Ohio Muni Elec Generation Agy Jt Venture 5 Ctf Ben Int (MBIA Insd)               *         02/15/25              333,360
 1,000   Ohio Muni Elec Generation Agy Jt Venture 5 Ctf Ben Int (MBIA Insd)               *         02/15/30              242,770
 1,000   Ohio St Rev Major New St Infrastructure 1                                    5.000         06/15/11            1,090,910
 2,000   Ohio St Univ Gen Rcpt Ser A                                                  5.000         12/01/26            2,016,820
   845   Penta Career Ctr OH Ctf (FGIC Insd)                                          5.250         04/01/18              913,817
 2,000   Springboro, OH Cmnty City Sch Dist Sch Impt (MBIA Insd)                      5.250         12/01/20            2,148,480
 1,895   Sugarcreek, OH Loc Sch Dist Sch Impt Rfdg (MBIA Insd)                        5.250         12/01/27            1,960,302
 1,040   Toledo, OH Sew Sys Rev (AMBAC Insd)                                          5.000         11/15/24            1,059,666
   500   Toledo-Lucas Cnty, OH Port Auth Crocker Park Pub Impt Proj                   5.375         12/01/35              498,905
                                                                                                                  ----------------
                                                                                                                       37,133,829
                                                                                                                  ----------------

         PUERTO RICO 7.2%
 1,500   Puerto Rico Comwlth Hwy & Trans Auth Hwy Rev Ser Y Rfdg (FSA Insd) (a)       6.250         07/01/21            1,829,625
                                                                                                                  ----------------

         U. S. VIRGIN ISLANDS 4.4%
 1,000   Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A                 6.375         10/01/19            1,119,590
                                                                                                                  ----------------

TOTAL INVESTMENTS 157.8%
   (Cost $37,995,693)                                                                                                  40,083,044

OTHER ASSETS IN EXCESS OF LIABILITIES 1.3%                                                                                323,199

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS) (59.1%)                                                            (15,002,319)
                                                                                                                  -----------------

NET ASSETS APPLICABLE TO COMMON SHARES 100.0%                                                                         $25,403,924
                                                                                                                  =================

          Percentages are calculated as a percentage of net assets applicable to common shares.

*         Zero coupon bond

(a)       Security converts to a fixed coupon rate at a predetermined date.

AMBAC     - AMBAC Indemnity Corp.
AMT       - Alternative Minimum Tax
FGIC      - Financial Guaranty Insurance Co.
FHA       - Federal Housing Administration
FSA       - Financial Security Assurance Inc.
GNMA      - Government National Mortgage Association
LOC       - Letter of Credit
MBIA      - Municipal Bond Investors Assurance Corp.
Radian    - Radian Asset Assurance

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Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.


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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Ohio Value Municipal Income Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2004

By: /s/ James M. Dykas
    ------------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: September 20, 2004